Segmented Information - Schedule of Information with Respect to Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total sales	$ 36,445	$ 32,134
Depreciation and amortization	1,056	802
Adjusted EBIT	2,898	2,529
Goodwill	1,923	1,344	$ 1,337
Fixed assets, net	7,022	5,948
Current assets	10,163	11,144
Investments, intangible assets, goodwill, deferred tax assets and other assets	5,381	2,595
Consolidated total assets	22,566	19,687
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	36,445	32,134
External sales	36,445	32,134
Depreciation and amortization	1,056	802
Adjusted EBIT	2,898	2,529
Goodwill	1,923	1,344
Fixed asset additions	1,807	1,591
Fixed assets, net	7,022	5,948
North America [Member]
Segment Reporting Information [Line Items]
Goodwill	595	590	633
North America [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	20,744	19,015
External sales	20,657	18,908
Depreciation and amortization	486	411
Adjusted EBIT	2,061	1,934
Goodwill	595	590
Fixed asset additions	910	896
Fixed assets, net	3,293	2,822
North America [Member] | Intersubsegment Eliminations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	(1,387)	(1,178)
North America [Member] | Canada [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	6,784	6,329
External sales	6,214	5,856
Fixed asset additions	201	242
Fixed assets, net	721	645
North America [Member] | United States [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	10,226	9,603
External sales	9,857	9,183
Fixed asset additions	400	421
Fixed assets, net	1,573	1,422
North America [Member] | Mexico [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	5,121	4,261
External sales	4,586	3,869
Fixed asset additions	309	233
Fixed assets, net	999	755
Europe [Member]
Segment Reporting Information [Line Items]
Goodwill	1,116	525	577
Europe [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	13,080	11,123
External sales	12,815	10,912
Depreciation and amortization	431	276
Adjusted EBIT	543	451
Goodwill	1,116	525
Fixed asset additions	738	495
Fixed assets, net	2,584	1,879
Europe [Member] | Intersubsegment Eliminations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	(400)	(327)
Europe [Member] | Western Europe Excluding Great Britain [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	10,537	8,936
External sales	10,159	8,635
Fixed asset additions	578	357
Fixed assets, net	1,912	1,263
Europe [Member] | Great Britain [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	658	404
External sales	656	404
Fixed asset additions	24	26
Fixed assets, net	127	145
Europe [Member] | Eastern Europe [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	2,285	2,110
External sales	2,000	1,873
Fixed asset additions	136	112
Fixed assets, net	545	471
Asia [Member]
Segment Reporting Information [Line Items]
Goodwill	212	229	$ 127
Asia [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	2,674	1,981
External sales	2,502	1,846
Depreciation and amortization	103	77
Adjusted EBIT	266	149
Goodwill	212	229
Fixed asset additions	97	121
Fixed assets, net	679	811
Rest of World [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	465	461
External sales	464	461
Depreciation and amortization	13	17
Adjusted EBIT	(17)	(25)
Fixed asset additions	11	15
Fixed assets, net	62	51
Corporate and Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	(518)	(446)
External sales	7	7
Depreciation and amortization	23	21
Adjusted EBIT	45	20
Fixed asset additions	51	64
Fixed assets, net	$ 404	$ 385